Accounts payable, and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable, accrued liabilities and other current liabilities

	2026	2025
	$	$

Trade payables and trade accruals	38,960	34,146
Accrued compensation and benefits	31,786	25,538
Accrued payroll taxes on share-based compensation	2,929	2,892
Sales tax payable	3,225	4,655
Provisions and other	3,692	5,844

Total accounts payable and accrued liabilities	80,592	73,075